Annual Operating Expenses {- Fidelity® U.S. Bond Index Fund} - 08.31 Fidelity U.S. Bond Index Fund PRO-06 - Fidelity® U.S. Bond Index Fund - Fidelity U.S. Bond Index Fund	Oct. 30, 2020
Operating Expenses:
Management fee	0.025%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.025%